Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	$ 12,681	$ 12,588
Total liabilities	798	294
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	6,243	7,151
Total assets	6,243	7,151
Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	278	205
Total assets	278	205
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	119	125
Total assets	119	125
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	225	257
Total assets	225	257
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss		4,849
Total assets		4,849
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	6,066	250
Total assets	5,817	1
Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	2
Total liabilities	798	294
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	1,118	610
Total liabilities	1	2
Assets held by the unconsolidated structured entities in which UBS had an interest	50,000	30,000
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Group Functions	100	100
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	278	246
Securitization vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	3	5
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets		35
Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets		324
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	837
Securitization vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	1	2
Client vehicles
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	5,219	4,732
Total liabilities	35	11
Assets held by the unconsolidated structured entities in which UBS had an interest	107,000	81,000
Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	81	162
Client vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	160	45
Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets		4,525
Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	4,977	0
Client vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	35	11
Investment funds
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	6,345	7,247
Total liabilities	763	281
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	5,884	6,743
Investment funds | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	115	155
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	119	125
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	225	222
Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	2	0
Investment funds | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	763	281
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	139,000	158,000
Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	292,000	370,000
UBS AG
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	12,565	12,466
Total liabilities	798	294
UBS AG | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	6,243	7,151
Total assets	6,243	7,151
UBS AG | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	278	205
Total assets	278	205
UBS AG | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	119	125
Total assets	119	125
UBS AG | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	108	135
Total assets	108	135
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss		4,849
Total assets		4,849
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	6,066	250
Total assets	5,817	1
UBS AG | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Maximum exposure to loss	2
Total liabilities	798	294
UBS AG | Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	1,118	610
Total liabilities	1	2
Assets held by the unconsolidated structured entities in which UBS had an interest	50,000	30,000
Assets recognised in entity's financial statements in relation to structured entities, which was held in Non-core and Legacy Portfolio unit within Group Functions	100	100
UBS AG | Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	278	246
UBS AG | Securitization vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	3	5
UBS AG | Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets		35
UBS AG | Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets		324
UBS AG | Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	837
UBS AG | Securitization vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	1	2
UBS AG | Client vehicles
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	5,219	4,732
Total liabilities	35	11
Assets held by the unconsolidated structured entities in which UBS had an interest	107,000	81,000
UBS AG | Client vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	81	162
UBS AG | Client vehicles | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	160	45
UBS AG | Client vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets		4,525
UBS AG | Client vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	4,977	0
UBS AG | Client vehicles | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	35	11
UBS AG | Investment funds
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	6,228	7,124
Total liabilities	763	281
UBS AG | Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	5,884	6,743
UBS AG | Investment funds | Derivative financial instruments - assets
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	115	155
UBS AG | Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	119	125
UBS AG | Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	108	100
UBS AG | Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Table]
Total assets	2	0
UBS AG | Investment funds | Derivative financial instruments - liabilities
Disclosure Of Unconsolidated Structured Entities [Table]
Total liabilities	763	281
UBS AG | Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	95,000	103,000
UBS AG | Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	$ 336,000	$ 425,000